Cash generated from operations	6 Months Ended
Jun. 30, 2022
Statement of cash flows [abstract]
Cash generated from operations	Cash generated from operations

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Profit (loss) before taxation	407	507	958
Adjusted for:
Amortisation of tangible and right of use assets	283	212	474
Amortisation of intangible assets	1	1	3
Finance costs and unwinding of obligations	65	55	116
Environmental rehabilitation, silicosis and other provisions	(40)	(21)	(20)
Impairment, derecognition of assets and (profit) loss on disposal	2	2	7
Other expenses (income)	11	14	61
Profit (loss) on sale of assets	—	(2)	(22)
Interest income	(31)	(29)	(58)
Share of associates and joint ventures’ (profit) loss	(72)	(122)	(249)
Other non-cash movements	37	17	30
Movements in working capital	(133)	(20)	53
	530	614	1,353

Movements in working capital:
(Increase) decrease in inventories	(7)	60	58
(Increase) decrease in trade and other receivables	(98)	(75)	(49)
Increase (decrease) in trade, other payables and provisions	(28)	(5)	44
	(133)	(20)	53